LONG-TERM INVESTMENTS (Schedule of Equity Method Investee) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 342,618	$ 249,876
Total assets	531,601	395,597
Total current liabilities	107,432	125,266
Total liabilities	133,968	126,725
Total net revenues	50,866	75,947	$ 92,764
Total gross profits	(39,344)	(21,915)	(6,488)
Total net income	149,647	(25,695)	(10,626)
Investee [Member]
Schedule of Equity Method Investments [Line Items]
Total current assets	277,634	11,642
Total assets	319,797	11,646
Total current liabilities	135,190	1,353
Total liabilities	135,342	2,166
Total net revenues	35,866	11,486	18,056
Total gross profits	15,341	567	1,280
Total net income	$ 9,136	$ 164	$ 659